Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005443 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005443 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005443 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005443 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005443 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005443 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005443 | Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005443 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005443 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005443 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000005443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000005443 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000005443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000005443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005443 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005443 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005444 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005444 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005444 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005444 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005444 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005444 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005444 | Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005444 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005444 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005444 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000005444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000005444 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000005444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000005444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005444 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%